Pay vs Performance Disclosure - USD ($)	12 Months Ended					24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2024
Pay vs Performance Disclosure [Table]
Pay vs Performance Disclosure, Table

Pay Versus Performance

Pursuant to the amendments to Section 14(i) of the Exchange Act, Section 953(b) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation S-K, this section provides information regarding the relationship of compensation paid to our Named Executive Officers (“NEOs”) relative to our financial performance.

The following table summarizes compensation values reported in the Summary Compensation Table for our principal executive officer (“PEO”) and the average for our other NEOs, as compared to “compensation actually paid” or “CAP” and the Company’s financial performance for the years ended December 31, 2024, 2023, 2022, 2021, and 2020:

	Summary Compensation Table Total for PEO(1)	Compensation	Average Summary Compensation Table Total for Non-PEO NEOs(1)	Average Compensation Actually Paid to Non-PEO NEOs(1)(2)	Value of Initial Fixed $100 Investment Based On:		Net Income ($MM)(4)	Total Net Debt ($MM)(5)
Year		Actually Paid to PEO(1)(2)			TSR	Peer Group TSR(3)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2024	$14,160,181	$40,471,186	$4,940,119	$12,567,940	$1,230	$277	$94	$1,489
2023	$13,512,463	$(6,495,757)	$4,879,345	$1,133,652	$796	$243	$297	$1,538
2022	$24,641,821	$65,573,452	$7,538,143	$14,955,404	$1,087	$244	$1,999	$1,183
2021	$6,456,142	$34,006,228	$1,966,171	$12,904,483	$614	$161	$(162)	$2,125
2020	$3,443,976	$8,091,318	$3,589,822	$7,758,258	$191	$76	$(1,260)	$3,002

Company Selected Measure Name	Total Net Debt
Named Executive Officers, Footnote
(1)	The PEO reflected in columns (b) and (c) represents Paul M. Rady. The non-PEO NEOs reflected in columns (d) and (e) represent the following individuals by year:
	a.	2024: Michael N. Kennedy and Yvette K. Schultz.
	b.	2023: Michael N. Kennedy and Yvette K. Schultz.
	c.	2022: Michael N. Kennedy, W. Patrick Ash and Yvette K. Schultz.
	d.	2021: Alvyn A. Schopp, Michael N. Kennedy, W. Patrick Ash and Glen C. Warren, Jr.
	e.	2020: Glen C. Warren, Jr., Alvyn A. Schopp, Michael N. Kennedy and W. Patrick Ash.

Peer Group Issuers, Footnote [Text Block]
(3)	The peer group disclosed is the group of companies whose executive compensation we consider when determining our NEO’s compensation as described in “Compensation Discussion and Analysis—Implementing Our Compensation Program Objectives—Competitive Peer Analysis”. For 2024, the peer group was comprised of APA Corp., Coterra Energy Inc., Continental Resources, Inc., Devon Energy Corporation, Diamondback Energy Inc., EQT Corporation, Marathon Oil Corporation, Ovintiv Inc., Range Resources Corporation and Southwestern Energy Company.

PEO Total Compensation Amount	$ 14,160,181	$ 13,512,463	$ 24,641,821	$ 6,456,142	$ 3,443,976
PEO Actually Paid Compensation Amount	$ 40,471,186	(6,495,757)	65,573,452	34,006,228	8,091,318
Adjustment To PEO Compensation, Footnote
(2)	The Company deducted from and added to the Summary Compensation Table total compensation the following amounts to calculate compensation actually paid in accordance with Item 402(v) of Regulation S-K as disclosed in columns (c) and (e) for each PEO and Non-PEO NEOs in 2024. As the Company’s NEOs do not participate in any defined benefit plans, no adjustments were required to amounts reported in the Summary Compensation Table totals related to the value of benefits under such plans.

	2024
	Paul Rady	Average Non-CEO NEOs
Total Compensation from Summary Compensation Table	$14,160,181	$4,940,119
Adjustments for Equity Awards
Grant date values in the Summary Compensation Table	$(10,395,386)	$(3,599,382)
Year-end fair value of unvested awards granted in the current year	$17,305,475	$5,991,990
Year-over-year difference of year-end fair values for unvested awards granted in prior years	$14,269,884	$4,484,986
Fair values at vest date for awards granted and vested in current year	$0	$0
Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years	$5,131,032	$750,227
Forfeitures during current year equal to prior year-end fair value	$0	$0
Dividends or dividend equivalents not otherwise included in the total compensation	$0	$0
Total Adjustments for Equity Awards	$26,311,005	$7,627,821
Compensation Actually Paid (as calculated)	$40,471,186	$12,567,940

Non-PEO NEO Average Total Compensation Amount	$ 4,940,119	4,879,345	7,538,143	1,966,171	3,589,822
Non-PEO NEO Average Compensation Actually Paid Amount	$ 12,567,940	1,133,652	14,955,404	12,904,483	7,758,258
Adjustment to Non-PEO NEO Compensation Footnote
(2)	The Company deducted from and added to the Summary Compensation Table total compensation the following amounts to calculate compensation actually paid in accordance with Item 402(v) of Regulation S-K as disclosed in columns (c) and (e) for each PEO and Non-PEO NEOs in 2024. As the Company’s NEOs do not participate in any defined benefit plans, no adjustments were required to amounts reported in the Summary Compensation Table totals related to the value of benefits under such plans.

	2024
	Paul Rady	Average Non-CEO NEOs
Total Compensation from Summary Compensation Table	$14,160,181	$4,940,119
Adjustments for Equity Awards
Grant date values in the Summary Compensation Table	$(10,395,386)	$(3,599,382)
Year-end fair value of unvested awards granted in the current year	$17,305,475	$5,991,990
Year-over-year difference of year-end fair values for unvested awards granted in prior years	$14,269,884	$4,484,986
Fair values at vest date for awards granted and vested in current year	$0	$0
Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years	$5,131,032	$750,227
Forfeitures during current year equal to prior year-end fair value	$0	$0
Dividends or dividend equivalents not otherwise included in the total compensation	$0	$0
Total Adjustments for Equity Awards	$26,311,005	$7,627,821
Compensation Actually Paid (as calculated)	$40,471,186	$12,567,940

Compensation Actually Paid vs. Total Shareholder Return [Text Block]	CAP and Cumulative TSR/Cumulative Peer Group TSR
Compensation Actually Paid vs. Net Income [Text Block]	CAP and Net Income
Compensation Actually Paid vs. Company Selected Measure [Text Block]	CAP and Total Net Debt
Total Shareholder Return Vs Peer Group [Text Block]	CAP and Cumulative TSR/Cumulative Peer Group TSR
Tabular List [Table Text Block]

Disclosure of Most Important Performance Measures for Fiscal Year 2024

The measures listed below represent the most important financial performance measures that we used to determine CAP for fiscal year 2024.

Most Important Performance Measures
D&C Capital
Average Net Production Volumes
Net Debt to EBITDAX
Total Net Debt
TSR

Total Shareholder Return Amount					191	$ 614	$ 1,087	$ 796	$ 1,230
Peer Group Total Shareholder Return Amount					76	$ 161	$ 244	$ 243	$ 277
Net Income (Loss) Attributable to Parent	$ 94,000,000	$ 297,000,000	$ 1,999,000,000	$ (162,000,000)	$ (1,260,000,000)
Company Selected Measure Amount	1,489,000,000	1,538,000,000	1,183,000,000	2,125,000,000	3,002,000,000
PEO Name	Paul M. Rady	Paul M. Rady	Paul M. Rady	Paul M. Rady	Paul M. Rady
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Total Net Debt
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	D&C Capital
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Average Net Production Volumes
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Net Debt to EBITDAX
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	TSR
Grant Date Values In The Summary Compensation Table [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (10,395,386)
Grant Date Values In The Summary Compensation Table [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(3,599,382)
Year End Fair Value Of Unvested Awards Granted In The Current Year [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	17,305,475
Year End Fair Value Of Unvested Awards Granted In The Current Year [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	5,991,990
Year Over Year Difference Of Year End Fair Values For Unvested Awards Granted In Prior Years [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	14,269,884
Year Over Year Difference Of Year End Fair Values For Unvested Awards Granted In Prior Years [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	4,484,986
Fair Values At Vest Date For Awards Granted And Vested In Current Year [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
Fair Values At Vest Date For Awards Granted And Vested In Current Year [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
Difference In Fair Values Between Prior Year End Fair Values And Vest Date Fair Values For Awards Granted In Prior Years [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	5,131,032
Difference In Fair Values Between Prior Year End Fair Values And Vest Date Fair Values For Awards Granted In Prior Years [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	750,227
Forfeitures During Current Year Equal To Prior Year End Fair Value [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
Forfeitures During Current Year Equal To Prior Year End Fair Value [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
Dividends Or Dividend Equivalents Not Otherwise Included In The Total Compensation [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
Dividends Or Dividend Equivalents Not Otherwise Included In The Total Compensation [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
Total Adjustments For Equity Awards [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	26,311,005
Total Adjustments For Equity Awards [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 7,627,821